Disposition of OCEN and Radiopolis, and Transaction with UH II - Radiopolis (Details) - MXN ($) $ in Thousands		1 Months Ended				12 Months Ended
	Jul. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Jul. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Assets						$ 293,742,081	$ 271,246,332
Liabilities						197,218,017	183,307,299
Dividends received						10,000
Pre-tax gain of disposition on Radipolis						$ 4,547,029	932,449
Radiopolis
Disclosure of subsidiaries [line items]
Aggregate cash proceeds					$ 1,248,000
Assets								$ 1,675,426
Liabilities								$ 432,812
Cash payment	$ 534,605		$ 110,000	$ 603,395
Dividends received	$ 285,669
Pre-tax gain of disposition on Radipolis							$ 932,449
Radiopolis | Business combination
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		50.00%			50.00%